Note 25 - Commitments and Contingencies (Details Textual) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Contractual capital commitments	$ 6.1
Mount Milligan Mine [member] | H.R.S. Resources Corp. [member]
Statement Line Items [Line Items]
Percentage of production royalty owned		2.00%